Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

January 31, 2019

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	Lazard Retirement Series, Inc.
Post-Effective Amendment No. 80 to Registration Statement on Form N-1A
(Registration Nos.: 811-08071; 333-22309)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 80 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add two new series to the Fund, Lazard Retirement International Equity Value Portfolio (the “International Equity Value Portfolio”) and Lazard Retirement International Compounders Portfolio (the “International Compounders Portfolio” and together with the International Equity Value Portfolio, the “New Portfolios”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 485(b) under the 1933 Act on April 13, 2018.

We respectfully request limited review of the Amendment for the following reasons. On October 26, 2018, a post-effective amendment to the registration statement of The Lazard Funds, Inc., adding a new series, Lazard International Equity Value Portfolio (“LFI International Equity Value”), was filed pursuant to Rule 485(b) with the Securities and Exchange Commission (the “Commission”). On December 21, 2018, a post-effective amendment to the registration statement of The Lazard Funds, Inc., adding a new series, Lazard International Compounders Portfolio (together with LFI International Equity Value, the “LFI Portfolios”), was filed pursuant to Rule 485(b) with the Commission. The LFI Portfolios and the respective New Portfolios pursue identical investment strategies (as described below) and have identical investment risks and disclosure. Additionally, the statement of additional information for the New Portfolios is substantially identical to those filed by other funds in the Lazard Funds complex that have been reviewed numerous times by the staff of the Commission (the “Staff”). As each of the New Portfolios is identical to the respective LFI Portfolio in all respects, except that the New Portfolios are offered only through variable annuity contracts and variable life insurance policies and offered by the separate accounts of certain insurance companies, we believe that limited review is appropriate.

The International Equity Value Portfolio’s investment objective is to seek long-term capital appreciation. This New Portfolio invests primarily in equity securities, principally common stocks, of non-US companies. The International Equity Value Portfolio has a concentrated portfolio of investments, typically investing in 20 to 30 securities of non-US companies, including those whose principal business activities are located in emerging market countries. The International Equity Value Portfolio’s investment manager, Lazard Asset Management, LLC (the “Investment Manager”) seeks to realize the New

Beijing | Boca Raton | Boston | Chicago | Hong Kong | London | Los Angeles | New Orleans | New York | Newark | Paris | São Paulo | Washington, DC

Portfolio’s investment objective primarily by investing in companies that the Investment Manager believes are undervalued and whose valuations will benefit from potential company-specific catalysts identified by the Investment Manager. For example, the Investment Manager may seek to invest in companies engaging in activities that the Investment Manager believes will improve the companies’ fundamentals, resolve circumstances that may be negatively affecting valuation and/or improve market and investor perceptions of the company. The Investment Manager divides these catalysts into three main categories: self-help, positive changes in capital allocation and business simplifications.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. This New Portfolio may invest in securities of companies across the capitalization spectrum. At times, the New Portfolio may engage in active and frequent trading, which will increase portfolio turnover. The Investment Manager may seek to hedge some or all foreign currency exposure in the New Portfolio against movements relative to the US dollar by entering into foreign currency forward contracts, but the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The International Compounders Portfolio’s investment objective is to seek long-term capital appreciation. This New Portfolio invests primarily in equity securities of non-US companies, including those whose principal business activities are located in emerging market countries. The Investment Manager seeks to realize the New Portfolio’s investment objective primarily by investing in companies that the Investment Manager considers to be “Compounders,” meaning high quality businesses that it believes can generate, and sustain, high levels of financial productivity (i.e., return on equity, return on capital and cash flow return on investment). The Investment Manager focuses mainly on identifying Compounders that it believes are able to reinvest a significant portion of their cash flows back into their business at similarly attractive rates of return. The New Portfolio may invest in securities of companies across the capitalization spectrum.

The features of the New Portfolios’ Service and Investor Shares and the process for determination of net asset value will be identical to that of other Fund portfolios.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits and to respond to any comments of the Staff on the Amendment.

Please telephone the undersigned at 212.969.3722, or Lisa Goldstein of this office at 212.969.3381, if you have any questions.

Very truly yours,

/s/ Robert Spiro

Robert Spiro

cc:          Lisa Goldstein